CONSOLIDATED STATEMENTS OF NET LOSS AND COMPREHENSIVE LOSS - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
OPERATING EXPENSES
General and administration	$ 5,103	$ 4,673
Exploration and evaluation	1,142	794
Investor relations and marketing communications	2,017	1,540
Corporate development and due diligence	1,006	783
Impairment of non-current assets (Note 4)	6,426	11,955
Loss from operational activities	(15,694)	(19,745)
OTHER ITEMS
Interest and other income	(3,382)	(1,178)
Fair value (gain)/loss on marketable securities	(3)	13
Foreign exchange loss/(gain)	294	(263)
Other expenses	77	132
Fair value loss on Silver Stream liability (Note 9)	66,979	119
Fair value loss/(gain) on PC Gold Option (Note 8)	718	(602)
Gain on sale of Hope Brook Project (Note 7(b))	(1,016)	(605)
Loss before income taxes	(79,361)	(17,361)
Deferred income tax recovery (Note 15)	1,442	2,047
Net loss for the year	(77,919)	(15,314)
Items that will not be reclassified to net(income)/ loss:
Fair value gain/(loss) on marketable securities (Note 5)	1,238	(845)
Other comprehensive income/(loss)	1,238	(845)
Net loss and other comprehensive loss for the year	$ (76,681)	$ (16,159)
Loss per share
Basic and diluted	$ (0.07)	$ (0.02)
Weighted average number of shares outstanding
Basic	1,170,429,042	971,527,681
Diluted	1,179,315,682	975,774,511